SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Option Activities
	2023		2022		2021
	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number	Weighted average exercise price ($)	Number

Outstanding at January 1,	3.57	849,389	3.03	1,133,886	2.02	1,708,020
Granted during the year	-	-	-	-	57.56	15,000
Exercised during the year	1.42	(148,318)	1.41	(278,061)	1.5	(581,240)
Forfeited during the year	42.7	(21,831)	1.40	(6,436)	1.88	(7,894)
Outstanding at December 31,	2.78	679,240	3.57	849,389	3.03	1,133,886

Vested and exercisable at December 31,	2.80	668,158	3.90	698,753	2.00	798,262